Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 1,016,927	$ 1,056,771
Additions	3,087	57,529
Amortization	(74,529)	(82,334)
Impairment loss of long-lived assets	(42,687)	(13,749)
Foreign exchange effect	5,562	3,811
Transfers	919	4,281
Balance at the end of the year	909,279	1,016,927
Derecognition of Nexas share of Enercans intangible assets		(9,382)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	344,567	406,228
Impairment loss of long-lived assets	(42,660)	(61,856)
Foreign exchange effect	346	195
Transfers	4,859
Balance at the end of the year	307,112	344,567
Mining rights [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	647,418	612,270
Additions		57,529
Amortization	(71,488)	(76,695)
Impairment loss of long-lived assets		48,107
Foreign exchange effect	3,489	3,661
Transfers	132	2,546
Balance at the end of the year	579,551	647,418
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	24,942	38,273
Additions	3,087
Amortization	(3,041)	(5,639)
Impairment loss of long-lived assets	(27)
Foreign exchange effect	1,727	(45)
Transfers	(4,072)	1,735
Balance at the end of the year	22,616	24,942
Derecognition of Nexas share of Enercans intangible assets		(9,382)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	2,532,169	2,537,627
Cost, ending	2,543,799	2,532,169
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	611,909	673,570
Cost, ending	630,787	611,909
Gross carrying amount [member] | Mining rights [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	1,855,014	1,791,643
Cost, ending	1,859,147	1,855,014
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	65,246	72,414
Cost, ending	53,865	65,246
Accumulated Depreciation Amortization And Impairment [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization and impairment, beginning	(1,515,242)	(1,480,856)
Accumulated amortization and impairment, ending	(1,634,520)	(1,515,242)
Accumulated Depreciation Amortization And Impairment [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization and impairment, beginning	(267,342)	(267,342)
Accumulated amortization and impairment, ending	(323,675)	(267,342)
Accumulated Depreciation Amortization And Impairment [Member] | Mining rights [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization and impairment, beginning	(1,207,596)	(1,179,373)
Accumulated amortization and impairment, ending	(1,279,596)	(1,207,596)
Accumulated Depreciation Amortization And Impairment [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization and impairment, beginning	(40,304)	(34,141)
Accumulated amortization and impairment, ending	$ (31,249)	$ (40,304)